Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:

Check here if Amendment [   ];  Amendment Number:
This Amendment: [   ] is a restatement.
		 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Fiduciary Services Corp.
Address:  310 Commercial Dr.
	  Savannah Georgia 31406

13 F File number:		28-5368


Person Signing this Report on Behalf of Reporting Manager:

Name:  Joel P. Goodman
Title:  Portfolio Manager
Phone:  912-303-9000
Signature, Place, and Date of Signing:

/S/ Joel P. Goodman 	Savannah, GA


Report Type:

[    ]  13 F holdings report

[    ]   13 F notice

[    ]   13 F combination report


List of other Managers reporting for this Manager:
None


I am signing this report as required by the Securities Exchange Act of 1934.


Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	166,026

Form 13F Information Table Value Total:	5,373


List of Other Included Managers:

No.	13F File Number			Name
None





